CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Assets:
Cash	$ 255,452	$ 222,266
Prepaid expenses-current	33,326	162,979
Total current assets	288,778	385,245
Investments held in Trust Account	17,238,126	118,742,928
Total assets	17,526,904	119,128,173
Liabilities, Redeemable Common Stock and Stockholders' (Deficit) Equity
Accrued expenses	245,018	239,024
Franchise taxes payable	68,400	137,112
Income tax payable	32,103	83,543
Excise tax payable	1,028,975
Deferred tax liability		72,168
Promissory Notes	276,495
Due to related party	65,356	21,356
Total liabilities	1,716,347	553,203
Commitments and Contingencies
Common stock subject to possible redemption, 1,634,944 and 11,500,000 shares at redemption value of $10.48 and $10.30, respectively, as of June 30, 2023 and December 31, 2022, respectively	17,141,240	118,454,587
Stockholders' (Deficit) Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 100,000,000 shares authorized; 3,550,000 shares issued and outstanding (excluding 1,634,944 and 11,500,000 shares subject to possible redemption) as of June 30, 2023 and December 31, 2022, respectively	356	356
Additional paid-in capital		497,120
Accumulated Deficit	(1,331,039)	(377,093)
Total Stockholders' (Deficit) Equity	(1,330,683)	120,383
Total Liabilities, Redeemable Common Stock and Stockholders' (Deficit) Equity	$ 17,526,904	$ 119,128,173